UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                 AMENDMENT NO. 1
                                       TO
                                    FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:  811-3181

FEDERATED SHORT-TERM MUNICIPAL TRUST
-------------------------------------------------------------------------------
Exact name of registrant as specified in charter)

5800 Corporate Drive
Pittsburgh, PA  15237-7000

(Address of principal executive offices)

John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh,  PA  15222-3779
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(Name and address of agent for service)


Registrant's telephone number, including area code:  412-288-1900

Date of Fiscal year-end:  6/30

Date of reporting period: 7/1/2005 - 6/30/2006

Item 1.  Proxy Voting Record


===================== FEDERATED SHORT-TERM MUNICIPAL TRUST  ===================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

                                  SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    FEDERATED SHORT-TERM MUNICIPAL TRUST



By (Signature and Title)*       /s/John B. Fisher
                                John B. Fisher
                                President - Principal Executive Officer


Date:  September 7, 2007



* Print the name and title of each signing officer under his or her signature.